UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07528
                 -----------------------------------------------

                       Insured Municipal Income Fund Inc.
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              INSURED MUNICIPAL INCOME
              FUND INC.
              SEMIANNUAL REPORT
              SEPTEMBER 30, 2006

INSURED MUNICIPAL INCOME FUND INC.

November 15, 2006

DEAR SHAREHOLDER,
We are pleased to present you with the semiannual report for Insured Municipal Income Fund Inc. (the "Fund") for the six-month period ended September 30, 2006.

PERFORMANCE
Over the six-month period ended September 30, 2006, the Fund returned 4.33% on a net asset value basis and 2.10% on a market price basis. Over the same period, the Fund's peer group, the Lipper Insured Municipal Debt Funds (Leveraged) category, posted median net asset value and market price returns of 4.05% and 2.52%, respectively. Finally, the Fund's benchmark, the Lehman Brothers Municipal Bond Index (the "Index") returned 3.44% over the semiannual period. (For more performance information, please refer to "Performance at a glance" on page 6.)

--------------------------------------------------------------------------------
INSURED MUNICIPAL INCOME FUND INC.

INVESTMENT GOAL:
High level of current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO MANAGER:
Kevin McIntyre
UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
June 8, 1993

NYSE SYMBOL:
PIF

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

The Fund continued to use leverage during the period, which helped performance on an absolute basis. As of September 30, 2006, leverage accounted for approximately 40% of the Fund's total assets. While short-term rates rose over the period and increased the Fund's borrowing costs, the leverage still had a positive effect on the Fund's income during the fiscal year, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside.

AN INTERVIEW WITH PORTFOLIO MANAGER KEVIN McINTYRE
Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?
A. Economic data were generally positive during the past six months, although economic growth appears to be slowing from an above-average rate back to historical norms. Although the housing market continued to cool, offsetting that trend was a sharp decline in energy prices during the final two months of the reporting period. Other economic

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

   indicators were equally mixed; advance GDP data for the third quarter came in below expectations, while unemployment remained low and consumer confidence high.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?
A. After raising short-term interest rates in 17 consecutive meetings dating back to 2004, the Fed left rates unchanged at 5.25% in its past three sessions, including its October meeting after the Fund's reporting period ended. Future rate hikes remain a possibility, according to Fed releases, as "some inflation risks remain." The extent and timing of any future firming, or monetary easing for that matter, will likely be dependent on emerging economic data.

Q. HOW DID THE MUNICIPAL BOND MARKET PERFORM IN THIS ENVIRONMENT?
A. The municipal bond market on the whole outperformed Treasuries throughout the reporting period. Treasury yields rose, resulting in corresponding price declines, while municipal securities with maturities of 10 years and longer actually rallied during this same period. The difference in performance versus Treasuries was greatest when comparing securities with maturities of around 30 years.

Q. IN GENERAL TERMS, HOW DID YOU POSITION THE PORTFOLIO?
A. In terms of duration, our position remained neutral versus the Index during this reporting period. (Duration is a measure of a fund's sensitivity to interest rate changes and is related to the maturity of the bonds comprising the portfolio.) Our position in longer-term maturities benefited the portfolio on an absolute basis, as the longer end of the curve outperformed every other area on the yield curve. Additionally, some changes to the Fund's investment strategies benefited performance. The Fund has increased its exposure to lower-quality securities and securities subject to the alternative minimum tax (AMT). These changes were implemented to bring the Fund's investment style more in line with that of its peers, with the goal of making it more competitive. During the course of the period, we used these to our advantage. We diversified away from higher grade securities to increase the Fund's position in relatively lower-rated securities. We likewise increased the Fund's position in AMT securities, to benefit from the higher yields associated with these types of bonds.

Q. FROM A SECTOR STANDPOINT, WHAT WERE IMPORTANT POSITIONS FOR THE FUND?
A. We strive to maintain a well-diversified portfolio regardless of market conditions. As a result, the Fund holds bonds in a number of different

--------------------------------------------------------------------------------
2

INSURED MUNICIPAL INCOME FUND INC.

   sectors. During the reporting period, we have focused our research on uncovering new opportunities in the water, airport and hospital sectors. This research indicates that the water sector tends to have stronger revenue and earnings stability than some other sectors of the municipal market, even in changing economic climates. While we reduced the Fund's position in water related bonds during the period in order to diversify into other areas, we continued to view the sector positively, and it represented the Fund's largest sector position at period end.

   Meanwhile, the airport sector continued to rebound during the period. A significant portion of airport sector bonds are subject to AMT and tend to offer higher yields. The Fund owns NYC IDA revenue bonds for the Terminal One Group Association, which have performed well over this period, helping us to diversify the credit quality of the portfolio.

   While our long-term outlook for the healthcare sector as a whole remains negative, we see positive trends developing for certain healthcare providers that have stable or improving finances and strong market share. With that in mind, we have selectively added to our holdings in this sector, and performance has been solid in recent months.

   Although the tobacco sector posted very strong performance yet again during the reporting period, we continued to avoid it, which detracted from performance during the period. We do not believe the potential rewards in the tobacco sector are commensurate with the risks our analysis indicates these bonds entail. In an attempt to concentrate Fund assets on risks we feel are likely to be compensated, we minimized our exposure to this sector.

Q. WERE THERE ANY STATES OR REGIONS THAT WERE AN AREA OF FOCUS FOR THE FUND?
A. From a regional standpoint, we continued to focus on states that exhibited improved fiscal health and offered what we viewed as attractively valued municipal bonds. Issues that we believe met that definition included long-term California bonds and New York securities. While we opportunistically reduced these positions where we were able to benefit performance, they remained our largest single state exposures at period end. Additionally, we have increased our exposure to New Jersey bonds, primarily with the purchase of New Jersey Transportation Trust Fund Bonds, one of our best-performing bonds over the period.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MUNICIPAL FIXED INCOME MARKET?
A. We are generally more upbeat on the prospects for the economy than some market prognosticators. Throughout 2006, corporate earnings have appeared quite healthy, while employment and wage data have appeared strong. Inflation, high energy prices and the prospect of a bursting housing bubble represent the major hurdles facing the economy and the markets, and we find it unlikely that any of the three represents enough of a threat to derail what has been a period of solid, if not exceptional, economic growth. With respect to the municipal bond market, we believe there continue to be pockets of attractive valuations along the yield curve and within certain sectors. Our in-house research should help position the Fund well in hopes of taking advantage of those investment opportunities we identify in the months and quarters that follow.

--------------------------------------------------------------------------------
4

INSURED MUNICIPAL INCOME FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding your fund, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Kai R. Sotorp

Kai R. Sotorp
President
Insured Municipal Income Fund Inc.
Head of the Americas
UBS Global Asset Management (Americas) Inc.

/s/ Kevin McIntyre

Kevin McIntyre
Portfolio Management Team
Insured Municipal Income Fund Inc.
Director
UBS Global Asset Management (Americas) Inc.

/s/ Elbridge T. Gerry

Elbridge T. Gerry III
Portfolio Management Team
Insured Municipal Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 2006. The views and opinions in the letter were current as of November 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 09/30/06

INSURED MUNICIPAL INCOME FUND INC.                 6 MONTHS      1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
Net asset value                                    4.33%         5.41%       5.18%        5.95%
--------------------------------------------------------------------------------------------------
Market price                                       2.10%         5.24%       5.70%        7.12%
==================================================================================================

LIPPER INSURED MUNICIPAL DEBT FUNDS
(LEVERAGED) MEDIAN
--------------------------------------------------------------------------------------------------
Net asset value                                    4.05%         5.10%       6.34%        6.39%
--------------------------------------------------------------------------------------------------
Market price                                       2.52%         3.64%       6.58%        6.75%
==================================================================================================

LEHMAN BROTHERS MUNICIPAL
BOND INDEX                                         3.44%         4.45%       5.17%        5.90%
==================================================================================================

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NAV RETURN ASSUMES, FOR ILLUSTRATION ONLY, THAT DIVIDENDS WERE REINVESTED AT THE NET ASSET VALUE ON THE PAYABLE DATES. NAV AND MARKET PRICE RETURNS FOR THE PERIOD OF LESS THAN ONE YEAR ARE CUMULATIVE. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER COULD PAY ON FUND DISTRIBUTIONS.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 09/30/06
-----------------------------------------------------------------------------------------
Market price                                                                       $12.97
-----------------------------------------------------------------------------------------
Net asset value (per share applicable to common shareholders)                      $15.01
-----------------------------------------------------------------------------------------
Net investment income dividends paid to common shareholders during
the twelve months ended 09/30/06                                                    $0.64
-----------------------------------------------------------------------------------------
September 2006 dividend                                                             $0.05
-----------------------------------------------------------------------------------------
Market yield*                                                                       4.63%
-----------------------------------------------------------------------------------------
NAV yield*                                                                          4.00%
=========================================================================================

* Market yield is calculated by multiplying the September dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the September dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
6

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                           09/30/06                03/31/06                09/30/05
----------------------------------------------------------------------------------------------------
Net assets applicable to common
shareholders (mm)                         $309.6                  $303.3                  $311.0
----------------------------------------------------------------------------------------------------
Weighted average maturity                   15.0 yrs                15.4 yrs                14.3 yrs
----------------------------------------------------------------------------------------------------
Weighted average duration                    4.9 yrs                 5.2 yrs                 4.2 yrs
----------------------------------------------------------------------------------------------------
Weighted average coupon                      5.1%                    5.1%                    5.0%
----------------------------------------------------------------------------------------------------
Leverage**                                  40.1%                   39.7%                   40.1%
----------------------------------------------------------------------------------------------------
Securities subject to alternative
minimum tax (AMT)*                          14.8%                    8.6%                    1.4%
----------------------------------------------------------------------------------------------------
Callable/maturing within five years*        13.6%                   12.3%                   11.6%
----------------------------------------------------------------------------------------------------
Callable/maturing beyond five years*        86.4%                   87.7%                   88.4%
----------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                  09/30/06                03/31/06                09/30/05
----------------------------------------------------------------------------------------------------
Long-term municipal bonds                  89.0%                   91.2%                   89.7%
----------------------------------------------------------------------------------------------------
Short-term municipal notes                 10.6                     8.0                     8.4
----------------------------------------------------------------------------------------------------
Futures and swaps                          (0.1)                    0.0+                    0.5
----------------------------------------------------------------------------------------------------
Other assets less liabilities               0.5                     0.8                     1.4
----------------------------------------------------------------------------------------------------
Total                                     100.0%                  100.0%                  100.0%
====================================================================================================

CREDIT QUALITY*                           09/30/06                03/31/06                09/30/05
----------------------------------------------------------------------------------------------------
AAA                                        71.0%                   82.8%                   89.2%
----------------------------------------------------------------------------------------------------
AA                                          8.7                     1.1                     -
----------------------------------------------------------------------------------------------------
A                                           2.2                     1.2                     -
----------------------------------------------------------------------------------------------------
BBB                                         4.9                     4.6                     -
----------------------------------------------------------------------------------------------------
A-1                                         9.8                     8.1                     8.6
----------------------------------------------------------------------------------------------------
Nonrated                                    3.4                     2.2                     2.2
----------------------------------------------------------------------------------------------------
Total                                     100.0%                  100.0%                  100.0%
====================================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
**  As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common and preferred shareholders as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's Rating Group, an independent rating agency.
+ Represents less than 0.05% of net assets applicable to common and preferred shareholders as of the date indicated.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

TOP FIVE STATES*         09/30/06                        03/31/06                     09/30/05
----------------------------------------------------------------------------------------------
California               26.3%     California            30.5%     California         38.1%
----------------------------------------------------------------------------------------------
New York                 13.4      Texas                 15.5      Texas              13.4
----------------------------------------------------------------------------------------------
Florida                   7.4      New York              14.2      New York            7.3
----------------------------------------------------------------------------------------------
Texas                     7.0      Florida                7.4      Washington          6.4
----------------------------------------------------------------------------------------------
South Carolina            6.5      South Carolina         4.9      Georgia             5.4
----------------------------------------------------------------------------------------------
Total                    60.6%                           72.5%                        70.6%
==============================================================================================

TOP FIVE SECTORS*        09/30/06                        03/31/06                     09/30/05
----------------------------------------------------------------------------------------------
Water                    20.8%     Water                 25.4%     Water              24.9%
----------------------------------------------------------------------------------------------
Power                    14.5      Power                 17.5      Power              19.3
----------------------------------------------------------------------------------------------
Airport                  12.1      Airport                8.4      Hospital            5.0
----------------------------------------------------------------------------------------------
Hospital                  9.1      Hospital               4.0      Lease               4.2
----------------------------------------------------------------------------------------------
Transportation            7.3      University             2.5      Airport             3.3
----------------------------------------------------------------------------------------------
Total                    63.8%                           57.8%                        56.7%
==============================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--149.28%
-----------------------------------------------------------------------------------------------------

CALIFORNIA--43.71%
  $3,000   California State
           Department of
           Water Resources
           Revenue-Central
           Valley Project-Series
           AC (MBIA Insured)          Aaa            AAA        12/01/27       5.000%      $3,170,760
-----------------------------------------------------------------------------------------------------
   4,000   California State
           General Obligation         A1             A[PLUS]    02/01/33       5.000        4,151,440
-----------------------------------------------------------------------------------------------------
      30   California State
           General Obligation
           (FGIC Insured)             Aaa            AAA        11/01/12       7.000           30,087
-----------------------------------------------------------------------------------------------------
   7,000   California State
           General Obligation
           Refunding-Series 2         A1             A[PLUS]    09/01/27       5.000        7,387,170
-----------------------------------------------------------------------------------------------------
   3,305   Chino Valley Unified
           School District-Series A
           (FSA Insured)              Aaa            AAA        08/01/26       5.000        3,470,581
-----------------------------------------------------------------------------------------------------
   4,400   Inglewood Unified
           School District-1998
           Election-Series C
           (FSA Insured)              Aaa            AAA        10/01/28       5.000        4,619,868
-----------------------------------------------------------------------------------------------------
   2,000   Long Beach Finance
           Authority Lease
           Revenue-Aquarium
           of the South Pacific
           (AMBAC Insured)            Aaa            AAA        11/01/15       5.500        2,178,100
-----------------------------------------------------------------------------------------------------
   5,000   Long Beach
           Harbor Revenue
           Refunding-Series A
           (FGIC Insured)++           Aaa            AAA        05/15/13       6.000        5,606,250
-----------------------------------------------------------------------------------------------------
   5,000   Los Angeles Community
           College District
           Refunding-Election
           2001-Series A
           (FSA Insured)              Aaa            AAA        08/01/25       5.000        5,322,950
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

CALIFORNIA--(CONTINUED)
  $9,000   Los Angeles Community
           College District
           Refunding-Election
           2001-Series A
           (FSA Insured)              Aaa            AAA        06/01/26       5.000%      $9,560,700
-----------------------------------------------------------------------------------------------------
   6,000   Los Angeles County
           Sanitation Districts
           Financing Authority
           Revenue-Capital
           Projects-District
           No.14-Subseries B
           (FGIC Insured)             NR             AAA        10/01/28       5.000        6,370,680
-----------------------------------------------------------------------------------------------------
   8,475   Los Angeles County
           Sanitation Districts
           Financing Authority
           Revenue-Capital
           Projects-Series A
           (FSA Insured)              Aaa            AAA        10/01/20       5.000        9,111,557
-----------------------------------------------------------------------------------------------------
   3,000   Los Angeles Unified
           School District-Series A
           (FSA Insured)              Aaa            AAA        07/01/20       5.250        3,269,910
-----------------------------------------------------------------------------------------------------
  11,625   Los Angeles Wastewater
           System Revenue
           Refunding-Subseries A
           (MBIA Insured)             Aaa            AAA        06/01/26       5.000       12,195,090
-----------------------------------------------------------------------------------------------------
   5,000   Los Angeles Water &
           Power Revenue-Power
           System-Series
           A-Subseries A-2
           (MBIA-IBC Insured)         Aaa            AAA        07/01/30       5.000        5,229,850
-----------------------------------------------------------------------------------------------------
   6,000   Los Angeles Water &
           Power Revenue-Power
           System-Series B
           (FSA Insured)              Aaa            AAA        07/01/25       5.000        6,345,600
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

CALIFORNIA--(CONCLUDED)
  $7,160   Oxnard Financing
           Authority Wastewater
           Revenue-Redwood
           Trunk Sewer &
           Headworks-Series A
           (FGIC Insured)             Aaa            AAA        06/01/34       5.250%      $7,658,981
-----------------------------------------------------------------------------------------------------
  10,000   Sacramento County
           Sanitation District
           Financing Authority
           Revenue Refunding
           (AMBAC Insured)            Aaa            AAA        12/01/27       5.000       10,352,800
-----------------------------------------------------------------------------------------------------
   7,000   Sacramento Municipal
           Utility District Electric
           Revenue-Municipal
           Utility District-Series R
           (MBIA Insured)             Aaa            AAA        08/15/19       5.000        7,517,090
-----------------------------------------------------------------------------------------------------
   5,000   Sacramento Municipal
           Utility District Electric
           Revenue-Municipal
           Utility District-Series R
           (MBIA Insured)             Aaa            AAA        08/15/33       5.000        5,227,450
-----------------------------------------------------------------------------------------------------
   4,000   San Francisco City &
           County Airports
           Commission International
           Airport Revenue
           Refunding-Second
           Series 27B
           (FGIC Insured)             Aaa            AAA        05/01/15       5.250        4,264,560
-----------------------------------------------------------------------------------------------------
   7,910   San Jose Libraries,
           Parks & Public Safety
           Project (MBIA Insured)     Aaa            AAA        09/01/27       5.000        8,320,371
-----------------------------------------------------------------------------------------------------
   3,825   Walnut Energy
           Center Authority
           Revenue-Series A
           (AMBAC Insured)            Aaa            AAA        01/01/34       5.000        3,978,038
-----------------------------------------------------------------------------------------------------
                                                                                          135,339,883
=====================================================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--4.04%
  $4,000   District of Columbia
           Hospital Revenue
           Refunding-Medlantic
           Healthcare-Series A
           (Escrowed to Maturity)
           (MBIA Insured)             Aaa            AAA        08/15/14       5.750%      $4,086,320
-----------------------------------------------------------------------------------------------------
   6,000   District of Columbia
           Water & Sewer
           Authority Public
           Utility Revenue-
           Subordinate Lien
           Revenue (FGIC Insured)     Aaa            AAA        10/01/33       5.000        6,240,660
-----------------------------------------------------------------------------------------------------
   2,000   Metropolitan Washington,
           D.C. Airport Authority
           Airport System
           Revenue-Series A
           (MBIA Insured)++           Aaa            AAA        10/01/16       5.250        2,186,220
-----------------------------------------------------------------------------------------------------
                                                                                           12,513,200
=====================================================================================================
FLORIDA--12.28%
   8,000   Florida State Board
           of Education-Capital
           Outlay-Series E
           (FGIC Insured)             Aaa            AAA        06/01/24       5.000        8,422,720
-----------------------------------------------------------------------------------------------------
  10,220   Florida State Board
           of Education-Public
           Education-Series A
           (FSA Insured)              Aaa            AAA        06/01/27       5.000       10,721,189
-----------------------------------------------------------------------------------------------------
   1,060   Hillsborough County
           Port District Revenue-
           Tampa Port Authority
           Project-Series A
           (MBIA Insured)++           Aaa            AAA        06/01/16       5.750        1,160,011
-----------------------------------------------------------------------------------------------------
   1,115   Hillsborough County
           Port District Revenue-
           Tampa Port Authority
           Project-Series A
           (MBIA Insured)++           Aaa            AAA        06/01/17       5.750        1,220,200
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

FLORIDA--(CONCLUDED)
  $1,175   Hillsborough County
           Port District Revenue-
           Tampa Port Authority
           Project-Series A
           (MBIA Insured)++           Aaa            AAA        06/01/18       5.750%      $1,285,861
-----------------------------------------------------------------------------------------------------
   1,240   Hillsborough County
           Port District Revenue-
           Tampa Port Authority
           Project-Series A
           (MBIA Insured)++           Aaa            AAA        06/01/19       5.750        1,356,994
-----------------------------------------------------------------------------------------------------
  10,000   Miami-Dade County
           Aviation Revenue
           Refunding-Miami
           International
           Airport-Series B
           (XLCA Insured)++           Aaa            AAA        10/01/18       5.000       10,610,100
-----------------------------------------------------------------------------------------------------
   3,000   Miami-Dade County
           Expressway Authority
           Toll System
           Revenue-Series B
           (FGIC Insured)             Aaa            AAA        07/01/26       5.250        3,260,250
-----------------------------------------------------------------------------------------------------
                                                                                           38,037,325
=====================================================================================================
GEORGIA--7.42%
  11,545   Atlanta Airport Revenue
           Refunding-Series D
           (FGIC Insured)++           Aaa            AAA        01/01/15       5.250       12,385,245
-----------------------------------------------------------------------------------------------------
   1,015   Columbus Building
           Authority Lease
           Revenue-Series A
           (FGIC Insured)             Aaa            AAA        01/01/16       5.250        1,114,622
-----------------------------------------------------------------------------------------------------
      15   Georgia Municipal
           Electric Authority
           Power Revenue-Series Y
           (Escrowed to Maturity)
           (MBIA-IBC Insured)         Aaa            AAA        01/01/10       10.000          17,903
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

GEORGIA--(CONCLUDED)
  $4,515   Georgia Municipal
           Electric Authority Power
           Revenue-Unrefunded
           Balance-Series Y
           (FSA-CR Insured)+          Aaa            AAA        01/01/10       10.000%     $5,382,467
-----------------------------------------------------------------------------------------------------
   3,410   Georgia Municipal Electric
           Authority Power
           Revenue-Unrefunded
           Balance-Series Y
           (MBIA-IBC Insured)         Aaa            AAA        01/01/10       10.000       4,065,163
-----------------------------------------------------------------------------------------------------
                                                                                           22,965,400
=====================================================================================================
ILLINOIS--3.75%
   1,500   Chicago General
           Obligation-Series A
           (FSA Insured)              Aaa            AAA        01/01/25       5.000        1,577,160
-----------------------------------------------------------------------------------------------------
   2,000   Chicago General
           Obligation-Series A
           (FSA Insured)              Aaa            AAA        01/01/26       5.000        2,100,320
-----------------------------------------------------------------------------------------------------
   4,500   Illinois Health
           Facilities Authority
           Revenue-Franciscan
           Sisters Health
           Care-Series C
           (Escrowed to Maturity)
           (MBIA Insured)             Aaa            AAA        09/01/18       5.750        5,123,790
-----------------------------------------------------------------------------------------------------
   2,395   Metropolitan Pier &
           Exposition Authority
           Dedicated State
           Tax-Series A-2002
           (Pre-refunded with US
           Government Securities
           to 06/15/19 @ 100)
           (FGIC Insured)             Aaa            AAA        12/15/23       5.500        2,822,268
-----------------------------------------------------------------------------------------------------
                                                                                           11,623,538
=====================================================================================================
INDIANA--2.05%
   1,000   Indiana University
           Revenues-Student Fee-
           Series O (FGIC Insured)    Aaa            AAA        08/01/18       5.250        1,084,050
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

INDIANA--(CONCLUDED)
  $5,000   Indianapolis Airport
           Authority Revenue
           Refunding-Special
           Facilities-Fed Ex Corp.
           Project (Federal Express
           Co. Insured)++             Baa2           BBB        01/15/17       5.100%      $5,273,350
-----------------------------------------------------------------------------------------------------
                                                                                            6,357,400
=====================================================================================================
MAINE--1.56%
   4,785   Maine Health &
           Higher Educational
           Facilities Authority
           Revenue-Series A
           (Escrowed to Maturity)
           (FSA Insured)              NR             AAA        07/01/23       5.500        4,828,926
=====================================================================================================
MICHIGAN--1.87%
   5,525   Michigan State
           Hospital Finance
           Authority Revenue
           Refunding-Trinity
           Health Credit-Series D     Aa3            AA-        08/15/25       5.000        5,795,173
=====================================================================================================
MISSOURI--1.66%
   1,740   St. Louis Airport
           Revenue-Capital
           Improvement
           Program-Series A
           (MBIA Insured)             Aaa            AAA        07/01/15       5.375        1,879,443
-----------------------------------------------------------------------------------------------------
   2,035   St. Louis Airport
           Revenue-Capital
           Improvement
           Program-Series A
           (MBIA Insured)             Aaa            AAA        07/01/16       5.375        2,193,710
-----------------------------------------------------------------------------------------------------
   1,000   St. Louis Airport
           Revenue-Capital
           Improvement
           Program-Series A
           (MBIA Insured)             Aaa            AAA        07/01/18       5.375        1,075,860
-----------------------------------------------------------------------------------------------------
                                                                                            5,149,013
=====================================================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

NEVADA--5.75%
  $6,000   Clark County-Bond
           Bank (MBIA Insured)        Aaa            AAA        06/01/32       5.000%      $6,235,080
-----------------------------------------------------------------------------------------------------
   4,000   Washoe County Gas &
           Water Facilities
           Revenue Refunding-
           Sierra Pacific Power
           Co. Project-Series B
           (MBIA Insured)             Aaa            AAA        06/01/23       5.900        4,042,480
-----------------------------------------------------------------------------------------------------
   7,500   Washoe County Water
           Facilities Revenue
           Refunding-Sierra
           Pacific Power Co.
           Project-Series A
           (MBIA Insured)             Aaa            AAA        06/01/23       5.900        7,513,425
-----------------------------------------------------------------------------------------------------
                                                                                           17,790,985
=====================================================================================================
NEW JERSEY--8.33%
   3,150   New Jersey Economic
           Development Authority
           Revenue-Cigarette Tax
           (FGIC Insured)             Aaa            AAA        06/15/09       5.000        3,265,259
-----------------------------------------------------------------------------------------------------
  20,000   New Jersey Transportation
           Trust Fund Authority-
           Transportation
           System-Series A            A1             AA-        12/15/20       5.250       22,526,400
-----------------------------------------------------------------------------------------------------
                                                                                           25,791,659
=====================================================================================================
NEW MEXICO--2.85%
   4,130   University of New
           Mexico Revenues-
           Hospital Mortgage
           (FSA-FHA Insured)          Aaa            AAA        01/01/23       5.000        4,366,112
-----------------------------------------------------------------------------------------------------
   4,230   University of New
           Mexico Revenues-
           Hospital Mortgage
           (FSA-FHA Insured)          Aaa            AAA        07/01/23       5.000        4,471,829
-----------------------------------------------------------------------------------------------------
                                                                                            8,837,941
=====================================================================================================

--------------------------------------------------------------------------------
16

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

NEW YORK--21.99%
  $3,000   New York State
           Dormitory Authority
           Revenues-Memorial
           Sloan Kettering
           Center-Series 1
           (MBIA Insured)             Aaa            AAA        07/01/16       5.000%      $3,203,340
-----------------------------------------------------------------------------------------------------
   1,360   Long Island Power
           Authority Electric
           System Revenue-
           Series A-Unrefunded
           Balance (FSA Insured)      Aaa            AAA        12/01/22       5.125        1,409,028
-----------------------------------------------------------------------------------------------------
   5,650   Metropolitan
           Transportation Authority
           Dedicated Tax Fund-
           Series A (FSA Insured)     Aaa            AAA        11/15/24       5.250        6,100,248
-----------------------------------------------------------------------------------------------------
   5,000   New York City General
           Obligation-Series J-
           Subseries J-1              A1             AA-        06/01/27       5.000        5,274,300
-----------------------------------------------------------------------------------------------------
   6,000   New York City General
           Obligation-Series O        A1             AA-        06/01/24       5.000        6,314,340
-----------------------------------------------------------------------------------------------------
   4,615   New York City General
           Obligation-Subseries F-1   A1             AA-        09/01/25       5.000        4,862,641
-----------------------------------------------------------------------------------------------------
   1,710   New York City Industrial
           Development Agency
           Special Facilities
           Revenue-Terminal One
           Group Association
           Project++                  A3             BBB[PLUS]  01/01/07       5.000        1,714,942
-----------------------------------------------------------------------------------------------------
   5,000   New York City Industrial
           Development Agency
           Special Facilities
           Revenue-Terminal
           One Group Association
           Project++                  A3             BBB[PLUS]  01/01/15       5.500        5,434,650
-----------------------------------------------------------------------------------------------------
   6,685   New York City Industrial
           Development Agency
           Special Facilities
           Revenue-Terminal One
           Group Association
           Project++                  A3             BBB[PLUS]  01/01/16       5.500        7,297,079
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

NEW YORK--(CONCLUDED)
  $2,750   New York City Industrial
           Development Agency
           Special Facilities
           Revenue-Terminal
           One Group Association
           Project++                  A3             BBB[PLUS]  01/01/18       5.500(++)%  $2,986,472
-----------------------------------------------------------------------------------------------------
   7,000   New York City Municipal
           Water Finance Authority
           Water & Sewer System
           Revenue-Series C
           (MBIA Insured)             Aaa            AAA        06/15/26       5.000        7,441,350
-----------------------------------------------------------------------------------------------------
  10,080   New York City Municipal
           Water Finance
           Authority Water &
           Sewer System
           Revenue-Series C
           (MBIA Insured)             Aaa            AAA        06/15/27       5.000       10,707,984
-----------------------------------------------------------------------------------------------------
   5,000   Triborough Bridge &
           Tunnel Authority
           Revenues-Subordinate
           Bonds (AMBAC Insured)      Aaa            AAA        11/15/26       5.125        5,329,650
-----------------------------------------------------------------------------------------------------
                                                                                           68,076,024
=====================================================================================================
NORTH CAROLINA--0.87%
   2,500   North Carolina Eastern
           Municipal Power Agency
           Power System Revenue
           Refunding-Series A         Baa2           BBB        01/01/12       5.500        2,687,025
=====================================================================================================
OHIO--1.70%
   5,000   Cleveland Airport
           System Revenue-
           Series A (FSA Insured)     Aaa            AAA        01/01/14       5.250        5,265,550
=====================================================================================================
PENNSYLVANIA--5.31%
  15,390   Allegheny County
           Sanitation Authority
           Sewer Revenue
           Refunding-Series A
           (MBIA Insured)             Aaa            AAA        12/01/23       5.000       16,426,978
=====================================================================================================

--------------------------------------------------------------------------------
18

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

SOUTH CAROLINA--10.86%
  $2,500   Medical University
           of South Carolina
           Hospital Authority
           Hospital Facilities
           Revenue Refunding-
           Series A (MBIA-FHA
           Insured)                   Aaa            AAA        02/15/25       5.250%      $2,681,325
-----------------------------------------------------------------------------------------------------
   1,000   Myrtle Beach Water
           & Sewer Revenue
           System Refunding
           (FGIC Insured)             Aaa            AAA        03/01/15       5.375        1,098,710
-----------------------------------------------------------------------------------------------------
  20,000   South Carolina Public
           Service Authority
           Revenue-Santee
           Cooper-Series A
           (MBIA Insured)             Aaa            AAA        01/01/25       5.000       21,341,800
-----------------------------------------------------------------------------------------------------
   8,180   South Carolina
           Transportation
           Infrastructure Bank
           Revenue-Series A           Aaa            NR         10/01/33       5.000        8,488,959
-----------------------------------------------------------------------------------------------------
                                                                                           33,610,794
=====================================================================================================
TEXAS--10.48%
   5,170   Fort Bend Independent
           School District
           Refunding-Series A
           (PSF-GTD)                  NR             AAA        08/15/26       5.250        5,606,400
-----------------------------------------------------------------------------------------------------
  13,500   Houston Utility System
           Revenue Refunding-
           First Lien-Series A
           (FGIC Insured)             Aaa            AAA        05/15/23       5.250       14,608,485
-----------------------------------------------------------------------------------------------------
   2,000   Jefferson County
           General Obligation
           Refunding (FGIC Insured)   Aaa            AAA        08/01/20       5.250        2,148,300
-----------------------------------------------------------------------------------------------------
     720   San Antonio Water
           Revenue (Pre-refunded
           with US Government
           Securities to 05/15/07 @
           100) (MBIA Insured)        Aaa            AAA        05/15/16       6.000          806,313
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
-----------------------------------------------------------------------------------------------------

TEXAS--(CONCLUDED)
  $9,000   Wylie Independent School
           District Refunding
           (PSF-GTD)                  Aaa            AAA        08/15/30       5.000%      $9,290,160
-----------------------------------------------------------------------------------------------------
                                                                                           32,459,658
=====================================================================================================
WASHINGTON--2.40%
   2,220   Cowlitz County School
           District No. 458 Kelso
           (FSA Insured)              Aaa            NR         12/01/15       5.750        2,455,586
-----------------------------------------------------------------------------------------------------
   1,000   Cowlitz County School
           District No. 458 Kelso
           (FSA Insured)              Aaa            NR         12/01/18       5.750        1,099,670
-----------------------------------------------------------------------------------------------------
   1,500   King County Public
           Hospital District No. 2
           Refunding-Evergreen
           Healthcare
           (MBIA Insured)             Aaa            AAA        12/01/18       5.000        1,616,595
-----------------------------------------------------------------------------------------------------
   2,095   King County Public
           Hospital District No. 2
           Refunding-Evergreen
           Healthcare
           (MBIA Insured)             Aaa            AAA        12/01/19       5.000        2,248,794
-----------------------------------------------------------------------------------------------------
                                                                                            7,420,645
=====================================================================================================
WISCONSIN--0.40%
   1,105   Ladysmith-Hawkins
           School District Refunding
           (FGIC Insured)             Aaa            NR         04/01/20       5.500        1,245,236
-----------------------------------------------------------------------------------------------------
Total long-term municipal bonds (cost--$453,942,344)                                      462,222,353
=====================================================================================================

SHORT-TERM MUNICIPAL NOTES--17.78%
-----------------------------------------------------------------------------------------------------

CALIFORNIA--0.20%
     600   Access to Loans
           for Learning
           Student Loan Corp.
           Revenue-Student Loan
           Program-Series V-A-4
           (AMBAC Insured)++          VMIG-1         A-1[PLUS]  10/02/06       3.890*         600,000
=====================================================================================================

--------------------------------------------------------------------------------
20

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONTINUED)
-----------------------------------------------------------------------------------------------------

GEORGIA--0.39%
  $1,200   Monroe County
           Development
           Authority Pollution
           Control Revenue-
           Oglethorpe Power
           Corp. Project
           (AMBAC Insured)            NR             A-1[PLUS]  10/02/06       3.790%*     $1,200,000
=====================================================================================================
ILLINOIS--6.04%
   7,900   Illinois Health
           Facilities Authority
           Revenue-University
           of Chicago Hospitals
           Project-Series C
           (MBIA Insured)             VMIG-1         A-1[PLUS]  10/02/06       3.820*       7,900,000
-----------------------------------------------------------------------------------------------------
   6,000   Chicago Board
           of Education-
           Dedicated
           Revenues-Series D-2
           (CIFG Insured)             VMIG-1         A-1[PLUS]  10/02/06       3.860*       6,000,000
-----------------------------------------------------------------------------------------------------
   4,800   Chicago Midway
           Airport Revenue-Second
           Lien-Series B
           (MBIA Insured)++           VMIG-1         A-1[PLUS]  10/02/06       3.890*       4,800,000
-----------------------------------------------------------------------------------------------------
                                                                                           18,700,000
=====================================================================================================
KENTUCKY--1.45%
   4,500   Lexington-Fayette
           Urban County
           Airport Corp.
           Revenue-1st
           Mortgage-Series A
           (MBIA Insured)++           VMIG-1         NR         10/02/06       3.930*       4,500,000
=====================================================================================================
MASSACHUSETTS--0.60%
   1,840   Massachusetts Health &
           Educational Facilities
           Authority Revenue-Capital
           Asset Program-Series C
           (MBIA Insured)             VMIG-1         A-1[PLUS]  10/02/06       3.800*       1,840,000
=====================================================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATES          RATES            VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONTINUED)
-----------------------------------------------------------------------------------------------------

MISSOURI--3.10%
  $9,600   Missouri Health &
           Educational Facilities
           Authority Health
           Facilities Revenue-Cox
           Health Systems
           (AMBAC Insured)            VMIG-1         A-1[PLUS]  10/02/06       3.850%*     $9,600,000
=====================================================================================================
NEVADA--1.45%
   4,500   Clark County School
           District-Series A
           (FSA Insured)              VMIG-1         A-1[PLUS]  10/02/06       3.750*       4,500,000
=====================================================================================================
NEW YORK--0.32%
   1,000   New York City
           Municipal Water
           Finance Authority
           Water & Sewer
           Systems Revenue-
           Series A
           (FGIC Insured)             VMIG-1         A-1[PLUS]  10/02/06       3.750*       1,000,000
=====================================================================================================
TEXAS--1.23%
   3,800   Harris County
           Health Facilities
           Development Corp.
           Hospital Revenue-
           Texas Childrens
           Hospital-Series B-1
           (MBIA Insured)             VMIG-1         A-1[PLUS]  10/02/06       3.860*       3,800,000
=====================================================================================================
VIRGINIA--0.45%
   1,400   Roanoke Industrial
           Development
           Authority Hospital
           Revenue-Carilion
           Health Systems-
           Series C-1
           (FSA Insured)              VMIG-1         A-1[PLUS]  10/02/06       3.820*       1,400,000
=====================================================================================================

--------------------------------------------------------------------------------
22

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                MOODY'S        S&P        MATURITY       INTEREST
(000)                                 RATING         RATING     DATE           RATE             VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)
-----------------------------------------------------------------------------------------------------

WASHINGTON--2.55%
  $7,900   Port Tacoma-
           Subordinate Lien
           (XLCA Insured)++           VMIG-1         A-1[PLUS]  10/02/06       3.900%*     $7,900,000
=====================================================================================================
Total short-term municipal notes (cost--$55,040,000)                                       55,040,000
=====================================================================================================
Total investments (cost--$508,982,344)--167.06%                                           517,262,353
-----------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.76%                                                2,359,788
-----------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares--(67.82)%                                  (210,000,000)
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders--100.00%                                    $309,622,141
=====================================================================================================

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of September 30, 2006.
+    Partial amount pledged as collateral for futures transactions.
++   Security subject to Alternative Minimum Tax.
(++) Floating rate security. The interest rate shown is the current rate as of September 30, 2006.

AMBAC    American Municipal Bond Assurance Corporation
CIFG     CDC IXIS Financial Guaranty
CR       Custodial Receipts
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Authority
FSA      Financial Security Assurance
GTD      Guaranteed
IBC      Insured Bond Certificate
MBIA     Municipal Bond Investors Assurance
NR       Not Rated
PSF      Permanent School Fund
XLCA     XL Capital Assurance

FUTURES CONTRACTS

NUMBER OF                                     IN                EXPIRATION          UNREALIZED
CONTRACTS        CONTRACTS TO DELIVER         EXCHANGE FOR      DATES               DEPRECIATION
------------------------------------------------------------------------------------------------
 80              US Treasury Bond
                 20 Year Futures              $8,834,758        December 2006       $157,742
------------------------------------------------------------------------------------------------
110              US Treasury Note
                 10 Year Futures              11,777,321        December 2006        109,554
------------------------------------------------------------------------------------------------
                                                                                    $267,296
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES--SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost-$508,982,344)                     $517,262,353
----------------------------------------------------------------------------------------
Receivable for interest                                                        6,649,660
----------------------------------------------------------------------------------------
Receivable for variation margin                                                   10,313
----------------------------------------------------------------------------------------
Other assets                                                                      11,713
----------------------------------------------------------------------------------------
Total assets                                                                 523,934,039
----------------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                              3,848,056
----------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                  210,357
----------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                               86,387
----------------------------------------------------------------------------------------
Payable to custodian                                                              20,078
----------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                           147,020
----------------------------------------------------------------------------------------
Total liabilities                                                              4,311,898
----------------------------------------------------------------------------------------
Auction preferred shares Series A, B, C, D, E & F-4,200 non-participating shares authorized, issued and outstanding; $0.001 par value per auction
preferred share; $50,000 liquidation value per auction preferred share       210,000,000
----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $309,622,141
----------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock-$0.001 par value per common share; 199,995,800
shares authorized; 20,628,363 shares issued and outstanding                 $301,976,191
----------------------------------------------------------------------------------------
Distributions in excess of net investment income                                (132,565)
----------------------------------------------------------------------------------------
Accumulated net realized loss from investments, futures and swaps               (234,198)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                         8,012,713
----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $309,622,141
----------------------------------------------------------------------------------------
Net asset value per common share ($309,622,141 applicable to
20,628,363 common shares outstanding)                                             $15.01
========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                        FOR THE SIX
                                                                        MONTHS ENDED
                                                                        SEPTEMBER 30, 2006
                                                                        (UNAUDITED)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                       $11,580,356
------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                      2,312,560
------------------------------------------------------------------------------------------
Auction preferred shares expenses                                                  305,809
------------------------------------------------------------------------------------------
Custody and accounting fees                                                        110,928
------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                 53,540
------------------------------------------------------------------------------------------
Professional fees                                                                   42,611
------------------------------------------------------------------------------------------
Transfer agency fees                                                                15,984
------------------------------------------------------------------------------------------
Insurance fees                                                                      13,710
------------------------------------------------------------------------------------------
Stock exchange listing fees                                                         12,301
------------------------------------------------------------------------------------------
Directors' fees                                                                     10,466
------------------------------------------------------------------------------------------
Other expenses                                                                       7,984
------------------------------------------------------------------------------------------
                                                                                 2,885,893
------------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                         (863,712)
------------------------------------------------------------------------------------------
Net expenses                                                                     2,022,181
------------------------------------------------------------------------------------------
Net investment income                                                            9,558,175
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain (loss) from:
   Investments                                                                    (160,927)
------------------------------------------------------------------------------------------
   Futures                                                                        (961,236)
------------------------------------------------------------------------------------------
   Swaps                                                                           628,333
------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
   Investments                                                                   8,098,907
------------------------------------------------------------------------------------------
   Futures                                                                        (267,982)
------------------------------------------------------------------------------------------
   Swaps                                                                          (413,608)
------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                      6,923,487
------------------------------------------------------------------------------------------
Dividends paid to auction preferred shareholders from net investment income     (3,655,476)
------------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
resulting from operations                                                      $12,826,186
==========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

                                                      FOR THE SIX
                                                      MONTHS ENDED         FOR THE
                                                      SEPTEMBER 30, 2006   YEAR ENDED
                                                      (UNAUDITED)          MARCH 31, 2006
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                   $9,558,175          $18,502,388
-----------------------------------------------------------------------------------------
Net realized gain (loss) from investments,
futures and swaps                                         (493,830)           6,929,139
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation/
depreciation of investments, futures and swaps           7,417,317           (6,284,086)
-----------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION
PREFERRED SHAREHOLDERS FROM:
Net investment income                                   (3,655,476)          (4,609,332)
-----------------------------------------------------------------------------------------
Net realized gains from investment activities                    -           (1,383,754)
-----------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
preferred shareholders                                  (3,655,476)          (5,993,086)
-----------------------------------------------------------------------------------------
Net increase in net assets applicable to common
shareholders resulting from operations                  12,826,186           13,154,355
-----------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO COMMON
SHAREHOLDERS FROM:
Net investment income                                   (6,518,563)         (13,490,950)
-----------------------------------------------------------------------------------------
Net realized gains from investment activities                    -           (4,381,465)
-----------------------------------------------------------------------------------------
Total dividends and distributions paid to common
shareholders                                            (6,518,563)         (17,872,415)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
common shareholders                                      6,307,623           (4,718,060)
-----------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                    303,314,518          308,032,578
-----------------------------------------------------------------------------------------
End of period                                         $309,622,141         $303,314,518
-----------------------------------------------------------------------------------------
Accumulated undistributed (distributions in
excess of) net investment income                         $(132,565)            $483,299
=========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnifications for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments

--------------------------------------------------------------------------------
28

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

being hedged, including temporary price distortion. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

INTEREST RATE SWAP AGREEMENTS--The Fund may enter into interest rate swap agreements for hedging purposes. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund. Therefore, the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts in the "Statement of assets and liabilities." Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts in the "Statement of operations." Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps. At September 30, 2006, the Fund was not invested in any interest rate swap agreements.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a rate level that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR
The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. For the period April 1, 2006 through July 31, 2006, UBS Global AM had agreed to waive 0.30% of the advisory and administration fee, so that the Fund's effective fee was 0.60% of average weekly net assets applicable to holders of common and auction preferred shares. Effective August 1, 2006, UBS Global AM agreed to further reduce the Fund's management fee so that the Fund's effective fee for the period August 1, 2006 through September 30, 2006 was 0.83% of the Fund's average weekly net assets applicable only to holders of common shares. This waiver will continue indefinitely unless the Board agrees to any change. At September 30, 2006, the Fund owed UBS Global AM $210,357 in investment advisory and administration fees, which is composed of $383,440 of investment advisory and administration fees less fees waived of $173,083. For the six months ended September 30, 2006, UBS Global AM waived $863,712 of investment advisory and administration fees from the Fund.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's

--------------------------------------------------------------------------------
30

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended September 30, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $19,914,382. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund's auction preferred shares and receive compensation therefore. Amounts received by Morgan Stanley, if any, will vary depending upon that firm's participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

AUCTION PREFERRED SHARES
The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, 800 shares of auction preferred shares Series C, 600 shares of auction preferred shares Series D, 600 shares of auction preferred shares Series E and 600 shares of auction preferred shares Series F, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, and/or capital gain distributions, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates ranged from 2.900% to 4.000% for the six months ended September 30, 2006.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

PURCHASES AND SALES OF SECURITIES
For the six months ended September 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $88,623,036 and $115,424,399, respectively.

FEDERAL TAX STATUS
The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

DISTRIBUTIONS PAID FROM:                                            2006
-------------------------------------------------------------------------------
Tax-exempt income                                                   $18,093,862
-------------------------------------------------------------------------------
Ordinary income                                                         763,385
-------------------------------------------------------------------------------
Net long-term capital gains                                           5,008,254
-------------------------------------------------------------------------------
Total distributions paid                                            $23,865,501
===============================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending March 31, 2007.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at September 30, 2006 were as follows:

Tax cost of investments                                            $508,982,344
-------------------------------------------------------------------------------
Gross unrealized appreciation                                         8,686,883
-------------------------------------------------------------------------------
Gross unrealized depreciation                                          (406,874)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $8,280,009
===============================================================================

--------------------------------------------------------------------------------
32

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                            FOR THE
                                                                            SIX MONTHS ENDED
                                                                            SEPTEMBER 30, 2006
                                                                            (UNAUDITED)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $14.70
----------------------------------------------------------------------------------------------
Net investment income                                                         0.46
----------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities         0.34
----------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
Net investment income                                                        (0.17)
----------------------------------------------------------------------------------------------
Net realized gains from investment activities                                   --
----------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders     (0.17)
----------------------------------------------------------------------------------------------
Net increase from operations                                                  0.63
----------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
Net investment income                                                        (0.32)
----------------------------------------------------------------------------------------------
Net realized gains from investment activities                                   --
----------------------------------------------------------------------------------------------
Total dividends and distributions paid to common shareholders                (0.32)
----------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                                      --
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $15.01
----------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                 $12.97
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                                    2.10%
----------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Total expenses, net of fee waivers by advisor                                 1.33%*
----------------------------------------------------------------------------------------------
Total expenses, before fee waivers by advisor                                 1.90%*
----------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends               6.30%*
----------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                 2.41%*
----------------------------------------------------------------------------------------------
Net investment income available to common shareholders                        3.89%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000's)       $309,622
----------------------------------------------------------------------------------------------
Portfolio turnover                                                              19%
----------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares, end of period       $123,720
==============================================================================================

*  Annualized.
1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period of less than one year. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
#  Amount represents less than $0.005 per common share.

--------------------------------------------------------------------------------
34

INSURED MUNICIPAL INCOME FUND INC.

                    FOR THE YEARS ENDED MARCH 31,
---------------------------------------------------------------------
 2006         2005            2004           2003           2002
---------------------------------------------------------------------
  $14.93        $15.39          $15.76         $15.15         $15.30
---------------------------------------------------------------------
    0.90          0.83            0.84           0.97           1.01
---------------------------------------------------------------------
    0.02         (0.31)           0.00#          0.58          (0.26)
---------------------------------------------------------------------


   (0.22)        (0.14)          (0.07)         (0.10)         (0.17)
---------------------------------------------------------------------
   (0.07)        (0.01)          (0.02)            --             --
---------------------------------------------------------------------
   (0.29)        (0.15)          (0.09)         (0.10)         (0.17)
---------------------------------------------------------------------
    0.63          0.37            0.75           1.45           0.58
---------------------------------------------------------------------

   (0.65)        (0.76)          (0.84)         (0.84)         (0.73)
---------------------------------------------------------------------
   (0.21)        (0.07)          (0.24)            --             --
---------------------------------------------------------------------
   (0.86)        (0.83)          (1.08)         (0.84)         (0.73)
---------------------------------------------------------------------
      --            --           (0.04)            --             --
---------------------------------------------------------------------
  $14.70        $14.93          $15.39         $15.76         $15.15
---------------------------------------------------------------------
  $13.02        $12.71          $14.48         $13.98         $13.42
---------------------------------------------------------------------
    9.51%        (6.55)%         11.75%         10.61%          8.04%
---------------------------------------------------------------------

    1.39%         1.51%           1.35%          1.41%          1.42%
---------------------------------------------------------------------
    1.90%         1.96%           1.62%          1.60%          1.61%
---------------------------------------------------------------------
    5.95%         5.52%           5.42%          6.23%          6.57%
---------------------------------------------------------------------
    1.48%         0.90%           0.44%          0.61%          1.11%
---------------------------------------------------------------------
    4.47%         4.62%           4.98%          5.62%          5.46%
---------------------------------------------------------------------

$303,315      $308,033        $317,568       $325,060       $312,552
---------------------------------------------------------------------
      57%           50%             37%            24%            14%
---------------------------------------------------------------------
$122,218      $123,341        $125,612       $158,353       $154,184
=====================================================================

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND
Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is available weekly in various publications. Effective as of April 1, 2006, the Fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc., an indirect wholly owned asset management subsidiary of UBS AG.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

PROXY VOTING POLICIES, PROCEDURES AND RECORD
You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

SHAREHOLDER MEETING INFORMATION
An annual meeting of shareholders of the Fund was held on July 20, 2006. At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil and Heather R. Higgins were elected to serve as directors until the next annual meeting of shareholders, or until their successors are duly elected and

--------------------------------------------------------------------------------
36

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS:

                                                                  SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY          SHARES                 WITHHOLD
IN THE ELECTION OF:                        VOTED FOR              AUTHORITY
-----------------------------------------------------------------------------
Richard Q. Armstrong                       18,368,783.510         644,267.040
-----------------------------------------------------------------------------
David J. Beaubien                          18,370,213.510         642,867.040
-----------------------------------------------------------------------------
Alan S. Bernikow                           18,378,487.510         634,593.040
-----------------------------------------------------------------------------
Bernard H. Garil                           18,386,407.510         626,673.040
-----------------------------------------------------------------------------
Heather R. Higgins                         18,379,678.510         633,402.040
-----------------------------------------------------------------------------

AUCTION PREFERRED SHARES:

                                                                  SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY           SHARES                WITHHOLD
IN THE ELECTION OF:                         VOTED FOR             AUTHORITY
-----------------------------------------------------------------------------
Meyer Feldberg                              3,892                 0
-----------------------------------------------------------------------------
Richard R. Burt                             3,892                 0
-----------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) At the end of September 2006, Mr. Beaubien retired from the Fund's board.

DIVIDEND REINVESTMENT PLAN
The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

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38

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of Insured Municipal Income Fund Inc. (the "Fund") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Fund with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory and administrative arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM (and its

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                                                                              39

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

predecessor, UBS Global Asset Management (US) Inc.) under the Investment Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel at UBS Global AM and had received information regarding the persons primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund's senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

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40

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

The board reviewed how transactions in Fund assets are effected. The board also reviewed the Fund's brokerage policies and practices, the standards applied in seeking best execution, policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

ADVISORY FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual management fee ("Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver arrangement in place for the Fund and considered the actual fee rate (after taking any waivers into account) (the "Actual Management Fee"). Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the Fund's advisory fees, the board also received information on UBS Global AM's standard institutional account fees for accounts of a similar investment type to the Fund. The board noted that, in general, these fees were lower than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered the total expenses for the Fund. The comparative

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                                                                              41

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

Lipper information showed that the Fund's Contractual Management Fee, Actual Management Fee and total expenses were in the fifth quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). In light of the level of the Fund's fees and expenses, management proposed a revision in the management fee such that the management fee will be calculated only on the value of the net assets attributable to the Fund's common shares, rather than the net assets attributable to both the Fund's common and preferred shares. Management noted that this change should result in an anticipated reduction in the Fund's Actual Management Fee to 0.83% of net assets applicable to common shares from its current level of 1.005%, which would be at the median of its Expense Group. Management also explained that it had negotiated a reduction in the Fund's custodian fees such that the custodian fee rate will be based only on assets attributable to common shares and not on assets attributable to both common and preferred shares. Combined, these modifications should result in an anticipated reduction in the Fund's total expenses to approximately 0.99% of net assets applicable to common shares from its current level of 1.199%, which is below the median of its Expense Group.

Taking all of the above into consideration, including the proposed reductions in the advisory fee and custodian fees, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance, including in most cases with respect to its benchmark index.

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42

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

The comparative Lipper information showed that the Fund's performance was in the fourth quintile for the one-, three-, five- and ten-year periods and in the fifth quintile since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). In its review, the board noted the Fund's performance as compared to the average return for the Fund's Performance Universe and benchmark index, taking the volatility in returns for the Performance Universe and the index into account. In addition, the board noted that in the past the Fund has been managed with a more conservative view when compared to its Performance Universe. Management noted that, as had been approved by the Board, it had taken certain steps to increase the Fund's exposure to interest rates by increasing the average life of the investments that it holds by one year. Management also noted that the Fund has increased its investment in lower quality issues within its allotted 20% non-insured, investment grade "bucket" and added approximately 8% exposure to AMT securities. Management explained that it believed that these initiatives were positive contributors to the Fund's performance and should make the Fund more competitive in the future as compared to its Performance Group. Management also noted that over the trailing 12 months, as of May 31, 2006, the Fund outperformed the Lipper median by 10 basis points before fees. Based on its review, and management's explanation and changes to the investment strategies of the Fund, the board concluded that the Fund's investment performance was acceptable.

ADVISER PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered

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                                                                              43

INSURED MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

In conducting its review, the board noted that the Fund's Contractual Management Fee did not contain any breakpoints. Further, the board noted that advisory agreements of closed-end funds usually do not contain breakpoints. Management informed the board that the Fund, as a closed-end investment company, was not expected to materially increase in size; thus, UBS Global AM would not benefit from economies of scale. The Board members considered whether economies of scale could be realized because UBS Global AM advises other similar funds, and, based on their experience, the board accepted UBS Global AM's explanation that significant economies of scale would not be realized because the nature of the market in which the Fund invests did not provide significant savings.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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

DIRECTORS
Richard Q. Armstrong                               Meyer Feldberg
Chairman
                                                   Bernard H. Garil
Alan S. Bernikow
Richard R. Burt                                    Heather R. Higgins

PRINCIPAL OFFICERS
Kai R. Sotorp                                      EIbridge T. Gerry III
President                                          Vice President

Mark F. Kemper                                     Kevin McIntyre
Vice President and Secretary                       Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS
                                                          ---------------
                                                             PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                               PAID
                                                           COMPUTERSHARE
                                                          ---------------

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:     /s/ Kai R. Sotorp
        -----------------
        Kai R. Sotorp
        President

Date:   November 29, 2006
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Kai R. Sotorp
        -----------------
        Kai R. Sotorp
        President

Date:   November 29, 2006
        -----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   November 29, 2006
        -----------------